Property, Equipment And Improvements	12 Months Ended
Dec. 31, 2012
Property Equipment And Improvements
Property, equipment and improvements

Note 4 – Property, Equipment and Improvements

The following are the details of the property, equipment and improvements at December 31, 2012 and 2011:

	2012	2011
Furniture and fixtures	$143,497	$143,497
Leasehold Improvements	49,696	49,696
Equipment	205,643	205,643
Computers and software	26,628	26,628

Less accumulated depreciation	(407,661)	(389,233)
	$17,803	$36,231